Individual Statements of Changes in Equity - TWD ($) $ in Thousands	Share capital - common stock	Capital surplus, additional paid-in capital	Legal reserve	Unappropriated retained earnings (accumulated deficit)	Total
Balance at beginning at Dec. 31, 2023	$ 281,510	$ 46,365	$ 13,956	$ (53,533)	$ (288,298)
Loss for the period				(35,711)	(35,711)
Other comprehensive income
Total comprehensive loss				(35,711)	(35,711)
Legal reserve
Balance at ending at Jun. 30, 2024	281,510	46,365	13,956	(89,244)	252,587
Balance at beginning at Dec. 31, 2023	281,510	46,365	13,956	(53,533)	(288,298)
Legal reserve					0
Balance at ending at Dec. 31, 2024	281,510	46,365		(124,924)	202,951
Loss for the period				(54,253)	(54,253)
Other comprehensive income
Total comprehensive loss				(54,253)	(54,253)
Balance at ending at Jun. 30, 2025				$ (173,377)	$ 141,031